Convertible Preferred Stock (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares		Jun. 30, 2024 $ / shares shares	Mar. 31, 2024 shares	Mar. 20, 2024 USD ($) $ / shares shares	Jun. 30, 2023 shares	Mar. 31, 2023 shares	Dec. 31, 2022 $ / shares shares		Dec. 31, 2021 shares [1]
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	53,761,506				53,761,506
Temporary equity, par value (in dollars per share) | $ / shares	$ 0.001				$ 0.001
Preferred stock, dividend rate, percentage	8.00%
Conversion ratio	1
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	22,791,777		0					22,791,777
Temporary equity, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001					$ 0.001
Temporary equity, shares issued (in shares)	21,977,282		0		21,977,282			21,977,282
Temporary equity, shares outstanding (in shares)	21,977,282	[1],[2]	0	0	21,977,282	21,977,282	21,977,282	21,977,282	[1]	12,077,942
Liquidation preference | $	$ 47.3				$ 47.3
Liquidation preference per share (in dollars per share) | $ / shares	$ 2.15				$ 2.15
Series A-1 Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	2,950,548		0					2,950,548
Temporary equity, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001					$ 0.001
Temporary equity, shares issued (in shares)	2,950,548		0		2,950,548			2,950,548
Temporary equity, shares outstanding (in shares)	2,950,548	[1],[2]	0	0	2,950,548	2,950,548	2,950,548	2,950,548	[1]	0
Liquidation preference | $	$ 10.0				$ 10.0
Liquidation preference per share (in dollars per share) | $ / shares	$ 3.3892				$ 3.3892
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	28,019,181		0					28,019,181
Temporary equity, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001					$ 0.001
Temporary equity, shares issued (in shares)	28,019,181		0		28,019,181			0
Temporary equity, shares outstanding (in shares)	28,019,181		0		28,019,181			0
Liquidation preference | $	$ 83.5				$ 83.5
Liquidation preference per share (in dollars per share) | $ / shares	$ 2.9801				$ 2.9801
Class B convertible common stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	2,744,184							2,744,184
Temporary equity, par value (in dollars per share) | $ / shares	$ 0.001							$ 0.001
Temporary equity, shares issued (in shares)	2,744,184							2,744,184
Temporary equity, shares outstanding (in shares)	2,744,184	[1],[2]	0	0		2,744,184	2,744,184	2,744,184	[1]	2,744,184
Liquidation preference | $	$ 9.5
Liquidation preference per share (in dollars per share) | $ / shares	$ 3.46
Liquidation preference, percentage of original issue price	10.00%
Original issue price (in dollars per share) | $ / shares	$ 2.15

[1]	Retroactively recast for the reverse recapitalization as described in Note 1.
[2]	Retroactively recast for the reverse recapitalization as described in Note 3.